            [Cover: The Schwab Building, San Francisco, California]


SCHWABFUNDS(R)
SCHWAB
SMALL-CAP
INDEX FUND(R)






Annual Report
October 31, 1996

Dear Shareholder,

                It's been an exciting year at SchwabFunds(R). With the support of investors like you, the SchwabFunds Family(R) continues to
    [Photo      rank among the largest and fastest-growing mutual fund complexes
      of        in the nation. In total, Charles Schwab Investment Management,
   Charles R.   Inc. (CSIM), manages over $40 billion in assets for
    Schwab]     approximately 2.5 million shareholders. Today CSIM offers
                investors 30 mutual funds spanning a spectrum of financial markets and investing styles. You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios--three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to changes in the markets. So you can get diversification not only across asset classes--stocks, bonds and cash--but among different funds and investing styles too.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more--all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.



                             /s/ Charles R. Schwab
                             Charles R. Schwab


Cover: The Schwab Building San Francisco California

                                                                       KEEP YOUR
                                                                   MONEY WORKING
                                                                         HARDER!
                                                                   -------------
                                              Use this envelope to easily add to
                                                            your SchwabFunds(R).

Charles Schwab

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your investment. You can also have money tranferred to your fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP)(1). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT EMVELOPE AND SEND YOUR CHECK TODAY!

(1) The Automatic investment Plan does not ensure profit or protect against loss in declining markets.



                              PLEASE DETACH HERE.

SCHWABFUNDS(R)
INVESTMENT COUPON
--------------------------------------------------------------
Please enclose your check and this completed investment coupon in the attached postage-paid envelope.


--------------------------------------------------------------
NAME
$
--------------------------------------------------------------
AMOUNT OF INVESTMENT*

--------------------------------------------------------------
SIGNATURE

--------------------------------------------------------------

/ /Check here if you would like more investment coupons for future use.

/ /Check here if you would like more information on Schwab's
   Automatic Investment Plan (AIP).

*THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $100.

(C)1996 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF4447(12/96) CRS 12012


               -
--- --- --- --- --- --- --- ---

     SCHWAB ACCOUNT NUMBER

PLEASE INDICATE TO WHICH SCHWABFUND YOUR INVESTMENT SHOULD GO:

/ /Schwab S&P 500 Fund
/ /Schwab Analytics Fund(TM)
/ /Schwab Small-Cap Index Fund(R)
/ /Schwab International Index Fund (R)
/ /Schwab OneSource Portfolios--International
/ /Schwab Asset Director(R)--High Growth Fund
/ /Schwab Asset Director(R)--Balanced Growth Fund
/ /Schwab Asset Director(R)--Conservative Growth Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

                       (Lift here for more information.)

CharlesSchwab

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

1. Fill out the Schwab investment coupon completely, including your name, account number, amount of your check and signature. Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC. and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your SchwabFunds investment envelope in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.

THIS ENVELOPE IS INTENDED FOR SHAREHOLDERS WHO HAVE ALREADY RECEIVED A CURRENT SCHWABFUNDS PROSPECTUS.

--------------------------                                     --------------
Attn: Dept. AIP 333-4                                            NO POSTAGE
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                                                                MAILED IN THE
                                                                UNITED STATES
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                        PO BOX 7778
                        SAN FRANCISCO CA 94120-9419

TABLE OF CONTENTS


GROWTH IN NET ASSETS AND NUMBER OF ACCOUNTS ....................   2

PERFORMANCE ....................................................   3

TAX-SMART INVESTMENT ...........................................   4

FUND HOLDINGS ..................................................   4

PORTFOLIO MANAGEMENT TEAM ......................................   6

MARKET OVERVIEW ................................................   7

QUESTIONS AND ANSWERS ..........................................  12

FINANCIAL STATEMENTS AND NOTES .................................  18

We are pleased to report on the performance of the Schwab Small-Cap Index Fund(R) (the Fund) for its fiscal year ended October 31, 1996. During the period, the Fund achieved its primary objective of tracking the price and dividend performance of the Schwab Small-Cap Index(R) (the Index). It also succeeded in maintaining the tax efficiencies and low costs designed to maximize long-term performance results, as explained below.


                            GROWTH IN NET ASSETS AND
                               NUMBER OF ACCOUNTS

                net assets
Date            in millions     total # of accounts
----            -----------     -------------------
Dec-93*         $44,656,627             9,839
Jan-94          $49,672,858            13,121
Feb-94          $54,131,066            11,271
Mar-94          $54,623,517            11,861
Apr-94          $57,000,966            12,273
May-94          $57,674,788            12,521
Jun-94          $57,455,901            12,694
Jul-94          $61,221,482            13,085
Aug-94          $66,248,931            15,740
Sep-94          $66,740,791            13,315
Oct-94          $68,128,086            13,385
Nov-94          $67,524,882            13,546
Dec-94          $70,719,651            13,711
Jan-95          $71,233,434            13,937
Feb-95          $74,928,456            13,984
Mar-95          $79,522,370            14,076
Apr-95          $83,951,001            14,348
May-95          $87,423,469            14,616
Jun-95          $95,452,534            15,100
Jul-95         $107,765,285            15,792
Aug-95         $114,839,076            16,609
Sep-95         $123,741,929            17,520
Oct-95         $122,072,444            18,007
Nov-95         $131,786,085            18,525
Dec-95         $138,479,561            19,126
Jan-96         $144,469,083            19,973
Feb-96         $158,389,989            20,745
Mar-96         $165,801,285            21,515
Apr-96         $184,314,000            22,685
May-96         $202,700,000            24,135
Jun-96         $200,367,000            24,839
Jul-96         $186,278,000            25,177
Aug-96         $198,807,000            25,282
Sep-96         $212,498,000            25,810
Oct-96         $209,125,000            25,986


* commencement of Fund Operations

PERFORMANCE

The table below compares the total return for various periods ended October 31, 1996, for the Schwab Small-Cap Index Fund(R), the Schwab Small-Cap Index(R) and the S&P Small-Cap 600 Index (S&P 600).


                               TOTAL RETURN TABLE
--------------------------------------------------------------------------------

                                         Cumulative Since       Average Annual
                                          Fund Inception    Since Fund Inception
                Six-Months    One-year      (12/3/93)            (12/3/93)
--------------------------------------------------------------------------------
Schwab
Small-Cap         (1.02)%      16.73%         37.57%               11.56%
Index Fund
--------------------------------------------------------------------------------
Schwab
Small-Cap         (0.26)%      18.97%         41.69%               12.69%
Index
--------------------------------------------------------------------------------
S&P 600             1.98%      20.46%         44.35%                  --
--------------------------------------------------------------------------------

As of September 30, 1996, the one-year total return for the Schwab Small-Cap Index Fund was 13.82% and the average annual total return since inception was 12.65%.
--------------------------------------------------------------------------------

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.59% through at least 2/28/97. Without fee waivers and guarantees, for the periods ended 10/31/96, the Fund's total return for the six-month, one-year, cumulative since inception, and average annual since inception periods would have been (1.19)%, 16.34%, 36.22% and 11.19%, respectively. For the periods ended 9/30/96, the Fund's one-year total return and average annual total return since inception would have been 13.41% and 12.22%, respectively. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly.

TAX-SMART INVESTMENT STRATEGY

The Schwab Small-Cap Index Fund(R) seeks to maximize its after-tax performance for investors by minimizing capital gain distributions. This strategy is designed to help you keep more of what your money earns. The following chart illustrates the effects of this strategy.

--------------------------------------------------------------------------------
                  ONE-YEAR TOTAL RETURN AS OF OCTOBER 31, 1996

                         Before-Tax        After-Tax      % Lost to Taxes
--------------------------------------------------------------------------------
Schwab Small-Cap           16.73%           16.50%             0.23%
Index Fund
--------------------------------------------------------------------------------
Average Small              18.90%           16.78%             2.12%
Company Fund
--------------------------------------------------------------------------------

Source for average small company fund is Morningstar, Inc. for 384 small-cap funds as of 10/31/96. After-tax returns assume the maximum Federal tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown. TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.59% through at least 2/28/97. Without this waiver and guarantee, the Fund's total return would have been lower.


FUND HOLDINGS

The Fund's portfolio is diversified across the second largest 1,000 publicly traded U.S. companies and a broad range of sectors and industries. At right is a list of the Fund's ten largest holdings as well as a diversification chart showing the economic sectors in which the Fund was invested. Both are as of October 31, 1996 and are not necessarily indicative of the Fund's future holdings. A complete listing of the Fund's portfolio holdings, also as of October 31, 1996, can be found in the Statement of Net Assets section of this report.

FUND'S TOP TEN HOLDINGS AS A
 PERCENTAGE OF INVESTMENTS

   U.S.A. Waste Services, Inc.                               0.61%

   Republic Industries, Inc.                                 0.46

   U. S. Robotics Corp.                                      0.41

   CompUSA, Inc.                                             0.35

   McAfee Associates, Inc.                                   0.35

   Compuware Corp.                                           0.35

   Pairgain Technologies, Inc.                               0.34

   Concord EFS, Inc.                                         0.32

   Robert Half International, Inc.                           0.30

   Rowan Companies, Inc.                                     0.30


                             SMALL-CAP INDEX FUND(R)
                            ECONOMIC DIVERSIFICATION

Cash-Equivalents                        0.5%
Utilities                               7.6%
Transportation                          2.7%
Technology                             12.3%
Materials & Services                   20.4%
Finance                                17.3%
Energy                                  5.9%
Consumer Non-Durables                  24.1%
Consumer Durables                       3.1%
Capital Goods                           6.1%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was the Vice President and Portfolio Manager at Federated Investors. He holds an MBA from the Wharton School, and a B.A. in economics from Virginia Tech, and has been a chartered financial analyst since 1985.

GERI HOM, Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and currently manages approximately $3 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko. She holds a B.A. in business education from San Francisco State University.

The following market overview and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE
                       (QUARTERLY % CHANGE, ANNUAL RATE)

                                   Plot Points
                                   -----------
                              Real GDP Growth Rate

                                  Q4-95   0.3%
                                  Q1-96   2.0%
                                  Q2-96   4.7%
                                  Q3-96   2.0%

As shown on the graph above, the start of the fiscal year November 1, 1995 was ushered in with a weak fourth quarter 1995 real GDP growth rate of 0.3%, which caused some concern over the possibility of an economic recession. However, as time progressed, the economic climate improved significantly. By the third quarter of 1996, sentiment was focused on the apparent strength of the economy and its potential impact on future inflation. The financial markets were particularly concerned that the combined impact of strong economic growth and the strength of the labor market would force the Federal Reserve ("the Fed") to raise the federal funds rate in an effort to prevent a resurgence of inflation.

At the close of the Fund's fiscal year, job creation appeared to be maintaining a healthy pace and the national unemployment rate of 5.2% is near its low for the decade. Although the pace of economic growth has slowed somewhat to a rate of 2.0% in the third quarter of 1996, there remain signs of potential inflationary pressures in the economy. Although both price and wage inflation appear to be well contained, the Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.

DOMESTIC EQUITY MARKET HIGHLIGHTS

As shown on the graph at right, domestic equities achieved strong returns during the fiscal year, outpacing both international equities and domestic bonds.(1) During the fiscal year, the total return for the S&P 500(R) Index was 24.06% and the total return for the Schwab Small-Cap Index(R) was 18.97%.(2) Both returns were in excess of their longer-term (20-year) averages of 14.5% for the S&P 500 Index and 18.2% for small cap stocks.(3) Both of these indices reached new highs in the second quarter, experienced significant declines in June and July, and went on to recover (the S&P 500 Index reached a new high) by the close of the fiscal year.

Using most traditional measures, such as price-to-book value and dividend yield, many major market indices remain valued near their historic highs. The primary exception is the price-to-earnings ratio which, at 20 times earnings for the S&P 500 Index, is well above its historical average, but below its 1991 and 1987 highs of 26 and 22, respectively.




(1) The domestic equities market is represented by the S&P 500 Index and the Schwab Small-Cap Index. The Schwab Small-Cap Index is comprised of the common stocks of the second 1000 largest publicly traded companies ranked by market capitalization, excluding investment companies.
(2) Morningstar, Inc., for the period November 1, 1995 to October 31, 1996.
(3) Morningstar, Inc., for the period November 1, 1976 to October 31, 1996.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED


                                Schwab           Schwab          Lehman MF
                              Small Cap       International     General US
                S&P 500         Index            Index          Govt. Index
                -------       ---------       -------------     -----------
Oct-95          $1.000          $1.000           $1.000           $1.000
Nov-95          $1.044          $1.017           $1.028           $1.016
Dec-95          $1.064          $1.073           $1.068           $1.030
Jan-96          $1.100          $1.070           $1.071           $1.036
Feb-96          $1.110          $1.113           $1.073           $1.015
Mar-96          $1.121          $1.133           $1.093           $1.007
Apr-96          $1.137          $1.193           $1.119           $1.000
May-96          $1.167          $1.234           $1.106           $0.999
Jun-96          $1.171          $1.194           $1.113           $1.011
Jul-96          $1.119          $1.098           $1.084           $1.014
Aug-96          $1.143          $1.167           $1.094           $1.012
Sep-96          $1.207          $1.210           $1.126           $1.029
Oct-96          $1.241          $1.190           $1.122           $1.051


Total return assumes reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The indices are representative returns of specific market sectors from 11/1/95 through 10/31/96 and do not reflect a fund's performance. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

Although there are many contributing factors, most market observers attribute the market's strong performance to three key developments: the second straight year of impressive corporate earnings; a continuation of relatively moderate short- and long-term interest rates; and continued high levels of cash flowing into equity mutual funds.

                    30-YEAR AND 5-YEAR TREASURY BOND YIELDS


                      Thirty Year      Five Year
                     Treasury Bond   Treasury Bond
                         Yield           Yield
 11/3/95                 6.28%           5.70%
11/10/95                 6.34%           5.76%
11/17/95                 6.23%           5.65%
11/24/95                 6.25%           5.69%
 12/1/95                 6.09%           5.49%
 12/8/95                 6.05%           5.55%
12/15/95                 6.10%           5.57%
12/22/95                 6.06%           5.50%
12/29/95                 5.95%           5.38%
  1/5/96                 6.05%           5.41%
 1/12/96                 6.15%           5.43%
 1/19/96                 5.97%           5.27%
 1/26/96                 6.05%           5.33%
  2/2/96                 6.16%           5.26%
  2/9/96                 6.10%           5.23%
 2/16/96                 6.24%           5.30%
 2/23/96                 6.41%           5.51%
  3/1/96                 6.37%           5.58%
  3/8/96                 6.71%           6.06%
 3/15/96                 6.74%           6.18%
 3/22/96                 6.66%           6.06%
 3/29/96                 6.67%           6.09%
  4/5/96                 6.82%           6.38%
 4/12/96                 6.80%           6.29%
 4/19/96                 6.79%           6.32%
 4/26/96                 6.79%           6.28%
  5/3/96                 7.12%           6.60%
 5/10/96                 6.93%           6.47%
 5/17/96                 6.83%           6.41%
 5/24/96                 6.83%           6.41%
 5/31/96                 6.99%           6.63%
  6/7/96                 7.03%           6.70%
 6/14/96                 7.09%           6.70%
 6/21/96                 7.10%           6.72%
 6/28/96                 6.87%           6.46%
  7/5/96                 7.19%           6.82%
 7/12/96                 7.03%           6.65%
 7/19/96                 6.97%           6.57%
 7/26/96                 7.01%           6.63%
  8/2/96                 6.74%           6.27%
  8/9/96                 6.69%           6.22%
 8/16/96                 6.77%           6.30%
 8/23/96                 6.96%           6.51%
 8/30/96                 7.12%           6.72%
  9/6/96                 7.11%           6.70%
 9/13/96                 6.95%           6.47%
 9/20/96                 7.04%           6.62%
 9/27/96                 6.91%           6.44%
 10/4/96                 6.74%           6.21%
10/11/96                 6.85%           6.28%
10/18/96                 6.80%           6.25%
10/25/96                 6.82%           6.26%


INTERNATIONAL EQUITY MARKET HIGHLIGHTS

International equity returns were more modest and were heavily influenced by the strengthening dollar. In local currency terms, the total return of the Schwab International Index(R)(4) for the 12 months ended October 31, 1996 was 17.82%. Because the U.S. dollar increased in value against most other currencies, the total return measured in U.S. dollars was 12.24%.

(4) The Schwab International Index is representative of the international equity market. This index is composed of the stocks of the 350 largest non-U.S. companies located in countries with developed securities markets and excludes investment companies.

BOND MARKET HIGHLIGHTS

As shown on the chart at left, during the first three months of the fiscal year, both intermediate and long-term Treasury Bond yields declined, causing a corresponding increase in the value of bonds. This decline in rates was a result of concerns over a potential recession, an anticipated decline in demand for borrowing, and reduced inflationary expectations. The bond market experienced a dramatic reversal in sentiment during February, which marked the beginning of a sharp increase in Treasury Bond yields and a corresponding decrease in the value of bonds. The increase in rates was a result of strong economic data and concerns that the economy could be growing too fast, which could result in higher inflation levels. The last half of the fiscal year was characterized by some degree of volatility and no discernible trend, with trading ranges of 6.7% to 7.2% for the 30-year Treasury Bond and 6.2% to 6.8% for the 5-year Treasury Bond.

QUESTIONS AND ANSWERS

Q. HOW DID THE FUND PERFORM DURING THE FISCAL YEAR?

A. The Schwab Small-Cap Index Fund(R) achieved a strong total return of 16.73% during the fiscal year. As discussed in the Market Overview section, the domestic small-cap equity sector experienced a significant correction in July, following seven months of strong growth. The small-cap sector also experienced a strong recovery in August and September, but at fiscal year-end remained below the high set earlier in the year.

Q. HOW DID THE PERFORMANCE OF THE INDEX COMPARE TO THE S&P 600 DURING THE FISCAL YEAR?

A. During the fiscal year, the total return of the Index was 18.97%, slightly less than the S&P 600, which had a total return of 20.46% for the fiscal year. On a Fund inception to date basis, the average annual total return of the Schwab Small-Cap Index slightly lagged the S&P 600, 12.69% and 13.42%, respectively. It is important to note that investors cannot invest directly in either index. Please refer to the Fund performance section (page 3) for additional performance information.

Because the composition of the two indices is different, we fully expect that there will be periods of some discrepancies in their performance. While the Schwab Small-Cap Index represents the stocks of the second 1,000 largest U.S. Corporations (excluding investment companies), the S&P 600 is composed of 600 domestic stocks selected by The Standard & Poor's Corp. The composition differences result in differing portfolio characteristics. For example, the largest stock in the Schwab Small-Cap Index has a market capitalization of $1.7 billion and the smallest stock has a market capitalization of $79 million. On the other hand, the largest stock in the S&P 600 has a market capitalization of $2.3 billion and the smallest stock has a market capitalization of $40.5 million.(1)

(1) Source: S&P 600.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
            $10,000 INVESTMENT IN THE SCHWAB SMALL-CAP INDEX FUND(R),
              THE SCHWAB SMALL-CAP INDEX(R), THE S&P 500(R) INDEX,
                                AND THE S&P 600


                      [GRAPH OF CHANGE OF VALUE IN FUNDS]

Date         Small Cap Index   Small Cap Index     S&P 500 Index   S&P600 Small Cap
                  Fund                                                  Index
 12/2/93         $10,000           $10,000           $10,000           $10,000
12/30/93         $10,154           $10,234           $10,051           $10,232
 1/30/94         $10,394           $10,469           $10,392           $10,473
 2/27/94         $10,334           $10,430           $10,111           $10,443
 3/30/94          $9,783            $9,871            $9,671            $9,693
 4/29/94          $9,753            $9,847            $9,795            $9,839
 5/30/94          $9,613            $9,692            $9,954            $9,644
 6/29/94          $9,333            $9,419            $9,710            $9,286
 7/30/94          $9,493            $9,614           $10,029            $9,401
 8/30/94         $10,134           $10,249           $10,439           $10,042
 9/29/94         $10,094           $10,191           $10,184            $9,990
10/30/94         $10,064           $10,149           $10,413            $9,890
11/29/94          $9,663            $9,767           $10,034            $9,513
12/30/94          $9,841           $10,000           $10,182            $9,744
 1/30/95          $9,730            $9,838           $10,446            $9,606
 2/27/95         $10,082           $10,229           $10,852           $10,002
 3/30/95         $10,334           $10,442           $11,172           $10,204
 4/29/95         $10,566           $10,671           $11,501           $10,432
 5/30/95         $10,717           $10,809           $11,959           $10,595
 6/29/95         $11,211           $11,356           $12,237           $11,176
 7/30/95         $11,866           $12,021           $12,642           $12,031
 8/30/95         $12,077           $12,270           $12,673           $12,292
 9/29/95         $12,309           $12,510           $13,208           $12,606
10/30/95         $11,785           $11,910           $13,161           $11,984
11/29/95         $12,329           $12,114           $13,737           $12,458
12/30/95         $12,562           $12,782           $14,002           $12,663
 1/30/96         $12,491           $12,749           $14,478           $12,691
 2/28/96         $12,967           $13,261           $14,612           $13,106
 3/30/96         $13,170           $13,492           $14,753           $13,387
 4/29/96         $13,899           $14,206           $14,970           $14,156
 5/30/96         $14,384           $14,692           $15,354           $14,659
 6/29/96         $13,848           $14,222           $15,413           $14,084
 7/30/96         $12,643           $13,075           $14,731           $13,115
 8/30/96         $13,413           $13,904           $15,042           $13,925
 9/29/96         $14,010           $14,416           $15,888           $14,536
10/30/96         $13,757           $14,169           $16,326           $14,435


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab Small-Cap Index Fund, since inception with a hypothetical investment in the Schwab Small-Cap Index, S&P 500 Index and the S&P 600. Total return assumes reinvestment of all dividends and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of their fees during the fiscal year, and have guaranteed that maximum total operating expenses will not exceed 0.59% through at least 2/28/97. Without fee waivers and guarantees, the Fund's total return for each period would have been less.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE INDEX AND THE FUND?

A. The performance of the Index is a theoretical return of a group of common stocks representing the second 1,000 largest U.S. corporations (excluding investment companies), ranked by market capitalization. Unlike the Fund, the Index does not incur management and other Fund costs that reduce returns to the shareholders. In addition, the Fund, unlike the Index, holds a small portion of its balances in cash to meet shareholder redemptions and pay expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security in the Fund can be greater or less than the theoretical weighting in the Index.

Another factor accounting for the difference in performance is the Fund's goal to minimize capital gain distributions. In order to avoid excessive realization of capital gains, the Fund may continue to hold certain stocks that are no longer in the Index. Depending on the performance of these non-Index stocks, this practice can have a positive or negative impact on the Fund's performance.

The final factor that contributed to the difference in performance is the semi-annual reconstitution of the Index, which occurred on December 31, 1995 and June 30, 1996. This process adds new stocks that have entered the Index and removes stocks that have fallen from the Index. In order to track the Index, the Fund attempts to sell the stocks that have dropped out of the Index while minimizing capital gains and attempts to purchase the new Index stocks. These transactions increase trading costs and contribute to the tracking error and the difference in performance between the Index and the Fund.

Combined, these factors cause the difference in the returns of the Fund compared to the Index, a difference referred to as the Fund's "tracking error." The tracking error for the Fund during the reporting period was 2.24%. The average annual tracking error for the Fund since its 12/3/93 inception has been 1.13%, which is within our expectations given the components of tracking error discussed above.

Q. WHAT IS INDEX INVESTING AND WHAT MAKES IT AN ATTRACTIVE INVESTMENT STRATEGY?

A. Although index strategies have broad appeal among institutional investors, it is actually a fairly simple concept. Like the Schwab Small-Cap Index(R), all indices represent some predefined group of securities (frequently, but not always, common stocks). There are many different types of stock indices, including large company, small company, industry specific, international, regional, and individual country. The objective of an index strategy is to track the performance of an index by investing in substantially all or a representative sample of the securities in the index. An index strategy is frequently referred to as a "passive" strategy. In contrast with "active" strategies, a passive strategy does not attempt to "make bets" by emphasizing particular industry sectors or individual securities that the fund manager believes will outperform the market. It is important to note that investors cannot invest in an index directly.

The primary advantages of an index strategy include the opportunity to achieve a particular market return, the ability to purchase a portfolio of securities diversified across a particular market segment, and the potential to reduce costs to shareholders by offering lower management fees and lower total operating expenses. Passively managed funds generally have lower portfolio turnover, and lower transaction costs and they attempt to remain as fully invested as possible. Over time, these strategies may help to enhance shareholders' after-tax returns.

In contrast, actively managed funds may periodically maintain varying levels of cash positions in an effort to enhance returns by "timing" market movements. For example, as of September 30, 1996, the Investment Company Institute reported that the average cash equivalent position for all growth funds was 7.1%. This is significantly greater than the Schwab Small-Cap Index Fund(R), which had a cash equivalent position of 0.88% as of September 30, 1996. Over time, being fully invested with a low cash position will generally provide a potential for higher returns.

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Taxes can erode the returns you earn from your mutual fund investment. That's why it's important to understand how fund returns compare after taxes when you're evaluating performance.

The Fund is managed to help maximize your after-tax returns by minimizing capital gain distributions. Since the Fund does not actively trade stocks, except to realign portfolio holdings with the Index and respond to customer purchases and redemptions, capital gains are minimized. In addition, when the Fund's manager does trade, an attempt is made to offset capital gains with capital losses to minimize taxable distributions to shareholders.

This strategy seeks to defer capital gains until you sell your shares. Until such time, any unrealized gains accumulate in the Fund, helping to build the value of your investment.

Q. HOW DOES THE FUND FIT INTO AN ASSET ALLOCATION PLAN?

A. The Schwab Small-Cap Index Fund(R) can best be used to fulfill a portion of the domestic equity component of an asset allocation plan. Since the aggregate value of the stocks comprising the Index represents less than 10%(2) of the total market value of the U.S. stock market, the Fund is not a broadly diversified representation of the overall domestic equity market performance. Relative to large-cap stocks, small-cap stocks have historically exhibited both greater returns and greater volatility.(3) As a result, many investors use small-cap equity funds in varying degrees to "fine tune" the risk and reward profile of their domestic equity and total portfolio holdings.

The degree to which you utilize small-cap stock funds to round out your portfolio will depend on your risk tolerance and investing time horizon.





(2) Source: Wilshire 5000 Index.
(3) Source: As reported by BARRA, Inc. Specific sources for data are the S&P 500 for large company stocks and Ibbotson and BARRA Small-Cap Index for small company stocks.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
COMMON STOCK--99.6%
AEROSPACE/DEFENSE--1.0%
AAR Corp.                                                   5,200           $ 148
Alliant Techsystems Inc.*                                   4,000             196
Coltec Industries Inc.*                                    24,400             421
Curtiss-Wright Corp.                                        1,400              76
Gencorp Inc.                                               12,100             200
OEA, Inc.                                                   6,800             257
Orbital Sciences Corp. Class A*                            10,600             224
Rohr Industries Inc.*                                       6,600             122
Thiokol Corp.                                               6,100             255
Trimble Navigation Ltd.*                                    7,500             106
                                                                            -----
                                                                            2,005
                                                                            -----
AIR TRANSPORTATION--0.9%
Alaska Air Group Inc.*                                      4,000              88
Atlantic Southeast Airlines Inc.                           10,800             227
Atlas Air Inc.*                                             4,900             181
Comair Holdings Inc.                                       14,700             294
Continental Airlines Inc. Class B                          15,000             377
Mesa Air Group Inc.*                                        9,900              93
Offshore Logistics, Inc.*                                   7,200             121
Trans World Airlines Inc. (New)*                           10,800              86
USAir Group, Inc.*                                         17,200             299
Valujet Inc.                                               17,300             170
                                                                            -----
                                                                            1,936
                                                                            -----
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B                                   12,100             235
Canandaigua Wine Co., Inc. Class A*                         5,900             135
                                                                            -----
                                                                              370
                                                                            -----
APPAREL--1.2%
Brown Group Inc.                                            5,700             118
Burlington Industries Inc.*                                19,800             225
Cone Mills Corp.*                                           8,800              69
Donnkenny Inc.                                              4,700              59
Fabri-Centers of America, Inc. Class A                      5,900              77
Guilford Mills, Inc.                                        4,900             116
Justin Industries Inc.                                      8,000              82
Kellwood Co.                                                6,100             110

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Men's Wearhouse, Inc.                                       7,200           $ 148
Nautica Enterprises Inc.                                   11,300             346
Phillips-Van Heusen Corp.                                   7,700              85
Springs Industries Inc.                                     5,900             266
St. John's Knits, Inc.                                      6,200             284
Stride Rite Corp.                                          14,700             121
Unitog Co.                                                  4,000             110
Wolverine World Wide Inc.                                   9,150             226
                                                                            -----
                                                                            2,442
                                                                            -----
AUTOMOTIVE PRODUCTS--0.3%
APS Holding Corp. Class A*                                  4,400              91
Armor-All Products Corp.                                    6,800             113
Carlisle Cos. Inc.                                          5,200             296
Discount Auto Parts Inc.*                                   4,900             107
O'Reilly Automotive, Inc.*                                  3,200             113
                                                                            -----
                                                                              720
                                                                            -----
BANKS--6.8%
ALBANK Financial Corp.                                      4,320             120
Associated Banc-Corp.                                       5,600             223
Banc One Corp.                                              6,386             271
Bancorp South, Inc.                                         6,600             166
CCB Financial Corp.                                         5,550             316
CNB Bancshares Inc.                                         6,301             187
Centura Banks Inc.                                          7,900             307
Chase Manhattan Corp. (New)                                 1,414             121
Chemical Financial Corp.                                    2,995             112
Citizens Bancorp                                            4,800             245
Citizens Banking Corp.                                      4,600             133
City National Corp.                                        14,900             261
Cole Taylor Financial Group Inc.                            4,800             145
Colonial BancGroup Inc.                                     6,900             261
Corus Bankshares Inc.                                       4,700             146
Cullen/Frost Bankers Inc.                                   8,400             254
Dauphin Deposit Bank & Trust Co.                           10,600             346
Deposit Guaranty Corp.                                      7,400             371
F & M National Corp.                                        5,455             101
First Citizens BancShares Inc.                              4,200             282
First Commercial Bancshares Inc.                            4,500             125
First Commercial Corp.                                     10,851             368
First Commonwealth Financial Corp.                          6,400             115

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
First Financial Bancorp                                     5,390            $168
First Hawaiian, Inc.                                        9,900             307
First Michigan Bank Corp.                                   8,201             205
First Midwest Bancorp Inc.                                  5,100             163
Firstbank Illinois Co.                                      3,600             117
Fort Wayne National Corp.                                   4,200             145
Fulton Financial Corp.                                     11,216             223
HUBCO, Inc.                                                 4,635             100
Hancock Holding Co.                                         3,000             120
Imperial Bancorp                                            8,346             160
Jefferson Bankshares, Inc.                                  5,400             149
Keystone Financial Inc.                                    13,650             353
Liberty Bancorp, Inc.                                       3,900             150
Long Island Bancorp Inc.                                    8,200             244
Magna Group Inc.                                            9,000             251
Mark Twain Bancshares Inc.                                  4,800             220
Mid-Am, Inc.                                                6,622             117
National Bancorp of Alaska, Inc.                            2,800             181
National Commerce Bancorp                                   8,200             289
New York Bancorp Inc.                                       3,300             112
North Fork Bancorporation                                   7,700             244
ONBANCorp, Inc.                                             4,500             164
Old National Bancorp                                        8,601             313
One Valley Bancorp of West Virginia Inc.                    9,750             315
Park National Corp.                                         2,500             121
People's Bank Bridgeport Conn.                             13,200             338
Provident Bancorp Inc.                                      9,000             399
Provident Bankshares Corp.                                  3,500             126
Queens County Bancorp, Inc.                                 2,933             127
Riggs National Corp. Washington D.C.                       11,100             189
S & T Bancorp, Inc.                                         3,300             104
Security Capital Corp.                                      3,200             212
Sumitomo Bank                                               5,100             129
Susquehanna Bancshares, Inc.                                4,500             132
T R Financial Corp.                                         3,400             103
Toronto-Dominion Bank                                       2,274              53
TrustCo Bank Corp. NY                                       6,445             141
Trustmark Corp.                                            11,400             282
U S Trust Corp. (New)                                       3,000             188
U.S. Bancorp                                                3,420             137
UMB Financial Corp.                                         6,297             246

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
UST Corp.                                                   5,400          $   97
Union Planters Corp.                                        5,337             185
United Bankshares, Inc.                                     5,700             171
United Carolina Bancshares Corp.                            7,800             201
Westamerica Bancorp                                         3,100             158
Whitney Holding Corp.                                       5,400             172
Zions Bancorp                                               4,500             408
                                                                           ------
                                                                           14,205
                                                                           ------
BUSINESS MACHINES & SOFTWARE--7.2%
3COM Corp.                                                  4,134             280
AST Research Inc.*                                         19,278              88
Amati Communications Corp.*                                 5,400              94
Analogic Corp.                                              4,500             123
Applied Magnetics Corp.*                                    8,100             173
Auspex Systems, Inc.*                                       7,600              77
BBN Corp.*                                                  7,300             156
BancTec, Inc.*                                              6,300             128
Black Box Corp.*                                            5,100             173
Borland International Inc.*                                 9,300              47
Broderbund Software Inc.*                                   6,600             185
Cheyenne Software Inc.*                                    12,450             378
Cisco Systems Inc.                                          2,800             173
Computer Horizons Corp.                                     5,700             177
Computer Products, Inc.*                                    8,500             167
Computer Sciences Corp.*                                    6,320             469
Compuware Corp.*                                           13,700             726
Comshare, Inc.                                              3,600              50
Comverse Technology Inc. (New)*                             7,500             262
Control Data Systems, Inc.*                                 4,500             105
Data General Corp.*                                        11,200             167
Dell Computer Corp.                                         6,300             513
Digi International Inc.*                                    4,300              63
Exabyte Corp.*                                              6,900              90
FileNet Corp.*                                              6,100             172
Geoworks*                                                   4,600              93
HCIA Inc.*                                                  3,600             101
HNC Software Inc.                                           6,400             201
INSO Corp.                                                  4,200             206
Intergraph Corp.*                                          16,000             151
JTS Corp.*                                                 20,000              75

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Learning Co. Inc.*                                         14,300          $  290
Legato Systems Inc.                                         5,800             207
McAfee Associates, Inc.                                    16,012             730
Medic Computer Systems, Inc.                                4,800             134
Metatools Inc.*                                             4,000              78
Microchip Technology Inc.*                                 11,700             423
Mylex Corp.*                                                6,000              76
National Computer Systems, Inc.                             5,700             122
National Instruments Corp.*                                 8,100             235
Network General Corp.                                      11,700             280
Novellus Systems, Inc.*                                     5,100             210
Oak Technology                                             12,900             129
Optical Data Systems, Inc.                                  5,700              83
PeopleSoft Inc.                                             1,200             108
Platinum Technology Inc.*                                  18,400             267
Project Software & Development Inc.                         4,000             134
Proxim Inc.*                                                3,500              81
Pure Atria Corp.*                                           6,950             189
Quantum Corp.*                                             18,800             380
Rational Software Corp. (New)                              13,800             527
Read-Rite Corp.*                                           16,800             296
Safeguard Scientifics Inc.                                  9,600             382
Santa Cruz Operations, Inc.*                               11,000              76
Security Dynamics Technology                                4,100             331
Sequent Computer Systems, Inc.*                            12,000             178
Stac Inc.*                                                 10,500              77
Stratus Computer Inc.*                                      7,800             175
Structural Dynamics Research Corp.*                        11,100             196
System Software Associates, Inc.                           14,900             174
Tech Data Corp.*                                           13,600             349
Transaction Systems Architects Inc. Class A                 7,600             312
U.S. Robotics, Inc.                                        13,600             856
Veritas Software Co.                                        4,950             251
Videoserver Inc.*                                           4,200             198
Wang Laboratories Inc. (New)*                              12,600             294
Wind River Systems Inc.                                     7,400             312
Xircom, Inc.*                                               6,000             122
                                                                           ------
                                                                           15,125
                                                                           ------

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
BUSINESS SERVICES--13.3%
ABM Industries, Inc.                                        9,000            $159
ABR Information Services Inc.                               4,600             317
Access Health Inc.                                          4,600             151
Accustaff Inc.                                             12,900             343
Ackerley Inc.                                              10,000             123
Addington Resources, Inc.*                                  5,000             139
Affiliated Computer Services Inc. Class A                   6,800             369
Alternative Resources Corp.                                 5,100             102
American Business Information, Inc.                         7,650             145
American Business Products, Inc.                            5,200             116
American Homepatient Inc.                                   5,500             130
American Management Systems, Inc.                          12,200             387
American Medical Response, Inc.*                            7,800             234
Amresco Inc.                                                8,600             180
Analysts International Corp.                                4,800             118
Apollo Group, Inc. Class A                                 14,337             391
Applix Inc.                                                 3,400              82
Aspen Technology Inc.*                                      2,600             174
BISYS Group, Inc.*                                          7,900             295
Bell & Howell Co. (New)*                                    4,500             120
Billing Information Concepts Corp.*                         4,700             122
Bowne & Co. Inc.                                            5,000             117
CDI Corp.*                                                  6,500             179
Cadence Design Systems Inc.                                 4,050             148
Cambridge Technology Partners                              14,400             473
Camco International Inc.                                    9,700             376
Catalina Marketing Corp.                                    8,400             427
Cellular Technical Services Inc.                            7,000             113
Cerner Corp.                                               11,600             138
Checkfree Corp.*                                           14,300             259
Clintrials Research Inc.                                    4,300             160
Compucom Systems Inc.*                                     14,000             137
Computer Task Group Inc.                                    4,100             155
Computervision Corp. (New)*                                20,000             180
Concord EFS, Inc.                                          23,175             669
Continental Waste Industries Inc.*                          4,600             114
Corrections Corp. of America                               15,200             395
Coventry Corp.*                                            10,000             100
Culligan Water Technologies Inc.*                           7,000             263
Curative Technologies Inc.*                                 4,500             104

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Dames & Moore Inc.                                          6,500            $ 87
Data Broadcasting*                                         10,500              77
DeVRY Inc.                                                  9,000             449
Dionex Corp.                                                4,200             163
Dynatech Corp.*                                             5,900             292
Electro Rental                                              4,100              96
Employee Solutions Inc.                                     9,600             211
Envoy Corp. (New)*                                          4,600             170
Epic Design Technology Inc.                                 4,500             111
Express Scripts Inc. Class A*                               5,200             146
Fair Issac & Co. Inc.                                       5,100             192
Franklin Quest Co.*                                         6,900             140
G&K Services, Inc. Class A                                  6,350             184
GRC International, Inc.*                                    2,500              35
Gartner Group Inc. Class A (New)                           11,600             360
HA-LO Industries Inc.                                       3,900             123
HBO & Co.                                                   5,200             313
Health Management Systems, Inc.                             6,000             140
Healthplan Services Corp.*                                  4,400              80
Heritage Media Corp. Class A (New)                         11,000             168
Hon Industries Inc.                                        10,400             368
Horizon Healthcare Corp.*                                  16,400             170
ITT Educational Services Inc.                               6,250             227
Information Resources, Inc.*                                9,400             119
Inphynet Medical Management Inc.*                           4,900              78
Integrated Health Services Inc.                             9,400             231
Integrated Systems Consulting Group                           717              12
Integrated Systems Inc. Class A                             8,400             224
Intelligent Electronics Inc.                               11,000              96
Interim Services Inc.*                                      5,800             232
Jack Henry & Associates Inc.                                3,600             146
Jacobs Engineering Group Inc.*                              9,500             210
Jenny Craig, Inc.*                                          6,900              62
John H. Harland Co.                                         9,700             302
Keane, Inc.                                                 5,300             246
Kinder Care Learning Centers Inc.*                          7,100             141
Kirby Corp.*                                                7,800             152
Kronos, Inc.                                                2,100              61
Mariner Health Group Inc.*                                 10,300              86
Maxicare Health Plans Inc. (New)*                           5,200              97
Metromedia International Group, Inc.*                      21,700             214

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Micro Warehouse, Inc.*                                     12,000            $278
Molten Metal Technology, Inc.*                              7,800             104
National Data Corp.                                         8,800             362
National Education Corp.*                                  11,000             179
National Media Corp.*                                       8,100              97
Netcom Online Communications*                               3,500              53
Netmanage Inc.*                                            13,200              90
Network Equipment Technologies*                             6,500              87
New England Business Service, Inc.                          4,800              86
Norrell Corp. Georgia                                       8,000             200
Occusystems Inc.*                                           6,700             185
Oceaneering International, Inc.*                            7,400             133
Ogden Corp.                                                15,700             285
OrNda HealthCorp*                                           9,760             266
Orthodontic Centers of America Inc.                        14,200             202
PAXAR Corp.                                                 8,359             135
PHH Corp.                                                  12,200             363
PSINet Inc.*                                               12,700             121
Payment Services Inc.                                      10,600             212
Pharmaceutical Product Development Inc.*                    3,648              70
PhyCor Inc.                                                10,350             319
Physician Corp. of America*                                12,700             141
Physicians Computer Network*                               17,400             156
Pre-Paid Legal Services, Inc.*                              7,000              82
Quarterdeck Corp.*                                         13,000              67
Republic Industries Inc.                                   31,200             969
Robert Half International Inc.                             15,800             634
Rollins, Inc.                                              11,400             218
Rykoff-Sexton, Inc.                                         6,450              92
SEI Corp.                                                   5,900             119
SPS Transaction Services, Inc.*                             8,500             136
Scientific Games Holdings Corp.*                            4,400             100
Seacor Holdings Inc.*                                       2,700             146
Sitel Corp.                                                20,400             402
Standard Register Co.                                       9,100             237
Steris Corp.                                                8,522             321
Stewart Enterprises Inc. Class A                            7,950             270
Sun Healthcare Group Inc.*                                 16,408             209
Symantec Corp.*                                            19,900             215
Synetic Inc.*                                               5,200             191
TCSI Corp.                                                  6,600              52

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Technology Solutions Co.                                    5,500          $  213
True North Communications                                   7,000             166
U.S.A. Waste Services Inc.*                                39,837           1,275
United Waste Systems, Inc.                                 11,000             377
Universal Health Services Inc. Class B                     11,300             283
Valassis Communications Inc.*                              14,300             257
Viasoft Inc.                                                6,000             297
Volt Information Sciences Inc.                              3,500             137
Wallace Computer Services, Inc.                             9,200             270
Zebra Technologies Corp. Class A                            7,600             219
                                                                           ------
                                                                           27,793
                                                                           ------
CHEMICAL--2.1%
Arcadian Corp.                                             13,400             330
Calgon Carbon Corp.                                        14,400             144
Cambrex Corp.                                               4,800             150
Chemed Corp.                                                3,200             125
Crompton & Knowles Corp.                                   23,100             416
Cytec Industries Inc.                                      12,600             450
Dexter Corp.                                                7,800             242
Ferro Corp.                                                 8,800             238
First Mississippi Corp.                                     6,000             174
Geon Co.                                                    8,500             167
H.B. Fuller Co.                                             4,600             191
Lawter International Inc.                                  13,300             156
Lilly Industrial Inc. Class A                               6,950             125
NCH Corp.                                                   2,400             134
NL Industries Inc. (New)                                   16,200             138
OM Group Inc.                                               3,700             150
Petrolite Corp.                                             3,600             116
Scotts Co. Class A*                                         7,400             138
Sequa Corp. Class A*                                        3,600             150
Techne Corp.*                                               3,500              84
Tredegar Industries Inc.                                    4,400             168
WD-40 Co.                                                   2,700             135
Wellman Inc.                                               10,500             186
                                                                           ------
                                                                            4,307
                                                                           ------
CONSTRUCTION--1.9%
Amre Inc.                                                   5,900              55
Apogee Enterprises, Inc.                                    4,300             165
Blount International Inc. Class A                           5,850             211

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Blount International Inc. Class B                           1,500           $  54
Calmat Co.                                                  7,800             145
Centex Construction Products Inc.                           8,200             128
Centex Corp.                                                9,000             271
D.R. Horton Inc.                                           11,300             103
Del Webb Corp.                                              6,700             107
Global Industries Inc.                                     12,000             213
Granite Construction Inc.                                   5,750             113
Kaufman & Broad Home Corp.                                 12,700             152
Lone Star Industries, Inc. (New)                            6,300             232
Mafco Consolidated Group Inc.*                              7,800             217
Mastec Inc.*                                                6,100             296
Medusa Corp.                                                5,600             184
Morrison Knudsen Corp. (New)*                              18,000             162
Pulte Corp.                                                 8,600             228
Regal Beloit Corp.                                          6,000             107
Southdown Inc.                                              6,400             175
Stone & Webster, Inc.                                       4,200             139
TJ International Inc.                                       6,100             118
Toll Brothers, Inc.*                                       10,200             175
Triangle Pacific Corp. Delaware*                            4,400              93
U.S. Home Corp. (New)*                                      3,200              69
                                                                            -----
                                                                            3,912
                                                                            -----
CONSUMER-DURABLE--1.3%
Bassett Furniture Industries Inc.                           4,700             105
Champion Enterprises Inc.                                  16,600             328
Chicago Miniature Lamp Inc.                                 5,250             158
Ethan Allen Interiors Inc.                                  4,700             168
Furniture Brands International Inc.*                       19,900             266
Harman International Industries Inc. (New)                  8,775             451
Interface Inc. Class A                                      7,000             117
Kimball International Inc. Class B                          7,000             252
La-Z-Boy Chair Co.                                          6,000             187
National Presto Industries, Inc.                            2,300              86
Outboard Marine Corp.                                       6,400              99
Sturm, Ruger & Co., Inc.                                   11,000             206
Toro Co.                                                    3,500             110
Zenith Electronics Corp.*                                  19,700             259
                                                                            -----
                                                                            2,792
                                                                            -----

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
CONSUMER-NONDURABLE--2.0%
3DO Co.*                                                    9,100           $  52
A.T. Cross Co. Class A                                      5,800              66
Acclaim Entertainment Inc.*                                16,000              79
Applebee's International, Inc.                              7,400             180
Buffets Inc.*                                               9,900             110
CKE Restaurants Inc.                                        7,200             214
Department 56 Inc.*                                         6,300             139
Foodmaker, Inc.*                                           12,000             117
Galoob Lewis Toys Inc.*                                     5,000             134
International Dairy Queen Inc. Class A*                     8,100             156
Jostens, Inc.                                              12,300             264
Landry's Seafood Restaurants, Inc.                          7,700             155
Luby's Cafeterias, Inc.                                     7,500             158
Mohawk Industries Inc.*                                    12,900             311
Papa John's International, Inc.                             6,100             305
Rexall Sundown, Inc.                                       10,700             290
Ruby Tuesday Inc.                                           5,637              92
Russ Berrie & Co. Inc.                                      8,500             153
Ryan's Family Steak Houses Inc.*                           19,500             141
Samsonite Corp. (New)                                       7,500             253
Sbarro, Inc.                                                8,000             211
Shoney's Inc.*                                             16,700             123
Showbiz Pizza Time Inc. (New)                               5,700             105
Sonic Corp.                                                 5,600             126
Toy Biz Inc. Class A*                                       5,300              94
Williams-Sonoma Inc.*                                       8,400             232
                                                                            -----
                                                                            4,260
                                                                            -----
CONTAINERS--0.4%
ACX Technologies Inc.                                       8,600             153
Ball Corp.                                                  9,900             239
Gaylord Container Corp. Class A*                           17,400             131
Greif Brothers Corp. Class A                                8,500             239
                                                                            -----
                                                                              762
                                                                            -----
ELECTRONICS--4.2%
ADAC Laboratories                                           6,000             122
AMETEK, Inc.                                               10,800             215
Actel Corp.*                                                6,000             106
Allen Group Inc.                                            8,600             137
Alliance Semiconductor Corp.                               12,100              76

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Altron Inc.                                                 5,250            $ 79
Ampex Corp. (Delaware) Class A*                            15,000             101
Anixter International Inc.                                 16,600             247
Augat Inc.                                                  6,200             171
Belden Inc.                                                12,300             354
Broadband Technologies Inc.*                                4,200              75
Burr Brown                                                  5,700             123
Cable Design Technologies Corp.                             6,100             157
CopyTele Inc.                                              19,200             138
Cyrix Corp.*                                                6,000             106
DSP Communications Inc.                                     7,600             290
Dallas Semiconductor Corp.                                  9,500             190
Echostar Communications Corp. Class A*                      3,500             104
Exide Corp.                                                 6,700             174
FSI International Inc.                                      7,600              79
Fluke Corp.                                                 2,800             112
Genrad Inc.*                                                7,000             142
Gerber Scientific Inc.                                      7,100              96
ITI Technologies Inc.*                                      3,600             103
Identix Inc.*                                               7,800              63
Imp Inc.*                                                   9,000              25
Integrated Device Technology Inc.                          26,500             217
Integrated Process Equipment Corp.*                         4,600              51
International Rectifier Corp.                              16,100             199
Itron, Inc.*                                                4,500              73
Kemet Corp.                                                13,400             257
Kent Electronics Corp.                                      9,100             208
Kulicke & Soffa Industries Inc.                             6,000              79
Lam Research Corp.*                                         9,500             231
Lattice Semiconductor Corp.*                                7,400             253
Littlefuse, Inc.*                                           3,400             141
Logicon, Inc.                                               4,700             194
Macromedia Inc.                                            11,900             199
Marshall Industries*                                        5,400             163
Methode Electronics Inc. Class A                           11,050             214
Ortel Corp.*                                                4,000              84
Osmonics, Inc.*                                             3,500              74
Palomar Medical Technologies*                              10,000              72
Pioneer Standard Electronics Inc.                           6,525              70
Rexel Inc.*                                                 7,000             102
S3 Inc.                                                    16,200             304

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Sanmina Corp.                                               5,600           $ 258
Sierra Semiconductor Corp.                                 10,000             130
Silicon Valley Group Inc.*                                 10,000             167
Stanford Telecommunications*                                3,000              87
Technitrol Inc.                                             2,600              86
VLSI Technology, Inc.*                                     16,200             279
VeriFone, Inc.*                                             7,000             235
Vicor Corp.                                                12,700             230
Vitesse Semiconductor Corp.*                                6,600             210
Wyle Electronics                                            4,400             131
Zilog Inc.*                                                 5,900             117
                                                                            -----
                                                                            8,700
                                                                            -----
ENERGY-DEVELOPMENT--4.6%
Amcol International Corp.                                   6,800             102
Apache Corp.                                                3,525             125
Ashland Coal, Inc.                                          4,000              95
Atwood Oceanics Inc.*                                       2,200             122
BJ Services Co.*                                           10,000             449
Barrett Resources Corp.*                                   12,900             495
Benton Oil & Gas Co.*                                       9,800             239
Cabot Oil & Gas Corp. Class A                               6,600             102
Chesapeake Energy Corp.                                     9,600             559
Devon Energy Corp.                                          9,400             328
Energy Ventures, Inc.*                                      8,000             352
Falcon Drilling Inc.*                                      11,600             412
Forest Oil Corp. (New)*                                     9,000             134
Halliburton Co.                                             5,616             318
Helmerich & Payne Inc.                                      7,900             428
Louis Dreyfus Natural Gas Corp.*                           11,400             192
MAXXAM Inc.*                                                2,300              97
Marine Drilling Company, Inc.*                             13,900             191
NGC Corp.                                                     693              12
Newfield Exploration Co.*                                   5,900             279
Newpark Resources, Inc.                                     5,500             206
Nuevo Energy Co.*                                           6,000             299
Parker & Parsley Petroleum Co.                             11,200             322
Parker Drilling Co.*                                       21,100             179
Pride Petroleum Services Inc.*                              9,100             159
Production Operators Corp.                                  3,200             126
Reading & Bates Corp. (New)*                               20,600             592

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Rochester & Pittsburgh Coal Co.                             3,500           $ 114
Rowan Cos. Inc.*                                           27,700             620
Solv-Ex Corp.*                                              7,600              98
Tom Brown Inc. (New)*                                       7,300             138
Transocean Offshore Inc.                                    6,700             424
Tremont Corp.*                                              2,300              79
Tuboscope Vetco International Corp.*                       11,200             169
United Meridian Corp.*                                     10,100             476
Varco International Inc.*                                   9,900             196
Vintage Petroleum Inc.                                      9,700             286
Zeigler Coal Holding Co.                                    8,000             145
                                                                            -----
                                                                            9,659
                                                                            -----
FOOD-AGRICULTURE--2.5%
Bob Evans Farms, Inc.                                      14,700             186
Chiquita Brands International Inc.                         18,200             228
Coca-Cola Bottling Co.                                      3,000             121
Dekalb Genetics Corp. Class B                               5,400             213
Delta & Pine Land Co.                                       7,698             277
Dimon Inc.                                                 13,600             258
Dreyers Grand Ice Cream Inc.                                4,500             115
Earthgrains Co.                                             3,500             186
Fleming Companies, Inc.                                    12,200             212
Flowers Industries, Inc.                                   20,350             476
Hudson Foods Inc. Class A                                   9,350             155
International Multifoods Corp.                              5,100              78
Interstate Bakeries Corp. (New)                            13,100             555
J.M. Smucker Co. Class A                                    8,900             147
J.M. Smucker Co. Class B (Non Voting)                       4,700              72
JP Foodservice, Inc.*                                       6,800             153
Lance Inc.                                                 10,400             184
Mississippi Chemical Corp. (New)                            7,000             176
Mycogen Corp.*                                              9,800             154
Ralcorp Holdings, Inc.*                                    10,966             230
Richfood Holdings Inc.                                     16,350             398
Savannah Foods & Industries Inc.                            7,400             118
Seaboard Corp.                                                500             106
Smithfield Foods Inc.*                                      6,200             178
Tootsie Roll Industries, Inc.                               7,300             268
                                                                            -----
                                                                            5,244
                                                                            -----

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
GOLD--0.6%
Amax Gold Inc.*                                            30,500           $ 168
Battle Mountain Gold Co.                                   75,400             575
Getchell Gold Corp.*                                        9,371             417
Meridian Gold Inc.*                                        21,000              92
                                                                            -----
                                                                            1,252
                                                                            -----
HEALTHCARE--8.2%
Acuson*                                                     8,600             182
Advanced Technology Laboratories, Inc.*                     4,500             137
Advanced Tissue Sciences Inc.*                             12,500             203
Agouron Pharmaceuticals Inc.*                               5,000             286
Alliance Pharmaceutical Corp.*                              9,200             128
Alpharma, Inc. Class A                                      7,500              94
Amylin Pharmaceuticals Inc.*                                9,000             100
Arrow International Inc.                                    7,400             211
Ballard Medical Products                                    9,900             174
Barr Laboratories, Inc.                                     4,000             111
Bio Rad Laboratories Inc. Class A                           4,050              98
Bio Technology General Corp.*                              13,800             113
Block Drug Inc. Class A                                    11,505             521
CNS, Inc.                                                   6,500             110
Cardinal Health Inc.                                        5,842             459
Carter Wallace Inc.                                        15,300             237
Cephalon Inc.*                                              7,600             170
Cognex Corp.                                               14,800             189
Columbia Laboratories Inc.                                  8,000              96
Community Psychiatric Centers*                             13,100             116
Conmed Corp.                                                4,900              85
Cygnus Therapeutic Systems, Inc.*                           6,000              86
Cytogen Corp.*                                             15,000              80
Datascope Corp.*                                            5,200              88
Diagnostic Products Corp.                                   4,300             128
Enzo Biochem Inc.                                           7,849             143
Fresenius Medical Care AG (Sponsored American
  Depository Receipts)*                                     7,450             222
Gilead Sciences Inc.*                                       9,500             220
GranCare, Inc.*                                             7,300             131
Gulf South Medical Supply Inc.                              5,500             120
Haemonetics Corp.*                                          9,700             173
HealthSouth Rehabilitation Corp.*                          12,488             468

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Herbalife International Inc.                                9,400            $188
Hologic Inc.                                                4,700             108
Human Genome Sciences Inc.*                                 6,700             243
ICN Pharmaceuticals, Inc.                                  11,301             215
IDEXX Laboratories Inc.                                     6,800             266
Icos Corp.*                                                12,500              93
Idec Pharmaceuticals Corp.*                                 6,700             144
Imatron Inc.*                                              22,500              90
Immunex Corp. (New)*                                       13,300             180
Immunomedics Inc.*                                         11,100              78
Incyte Pharmaceuticals Inc.*                                3,100             125
Interneuron Pharmaceuticals*                                7,500             184
Invacare Corp.                                              9,600             266
Isis Pharmaceuticals*                                       8,000             129
Isolyser Inc.                                              10,300              72
Jones Medical Industries Inc.                               9,800             424
Kinetic Concepts Inc.                                      14,900             196
Life Technologies, Inc. (New)                               7,650             174
Ligand Pharmaceuticals Inc. Class B                         8,200             103
Lincare Holdings Inc.*                                      8,200             305
Liposome Inc.*                                             10,900             186
Living Centers of America*                                  6,600             154
Lunar Corp.                                                 3,000              93
Magellan Health Services Inc.*                             11,700             215
Marquette Medical System Inc.*                             13,400             209
Martek Biosciences Corp.*                                   5,400             115
Matrix Pharmaceuticals*                                     8,000              60
Medimmune Inc.*                                             7,900             123
Mentor Corp.                                                8,100             179
Mid Atlantic Medical Services Inc.*                        14,800             159
Multicare Cos. Inc.                                         7,800             140
Nabi Inc.*                                                 11,000             102
Natures Sunshine Products Inc.                              7,500             165
Neopath Inc.*                                               4,000              65
Neoprobe Corp.*                                             6,300              90
Neurex Corp.*                                               6,700             104
Neurogen Corp.*                                             4,300              92
Nexstar Pharmaceuticals Inc.*                               8,900             139
North American Vaccine Inc.*                                9,400             209
Novacare Inc.*                                             22,580             186
Noven Pharmaceuticals, Inc.*                                6,000              83

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Organogenesis Inc.                                          6,200          $  111
Owens & Minor Inc. (New)                                    8,700              82
PDT Inc.                                                    3,400              84
PHP Healthcare Corp.                                        3,000              69
PLC Systems Inc.*                                           5,200             116
Patterson Dental Co.*                                       6,950             195
Perrigo Co.*                                               24,100             226
Physician Sales & Service Inc.                             12,600             266
Protein Design Labs, Inc.*                                  4,800             116
Quintiles Transnational Corp.                               6,100             400
Regeneron Pharmaceuticals Inc.*                             9,400             178
Renal Treatment Centers Inc.                               10,300             276
Respironics Inc.*                                           6,200              93
RoTech Medical Corp.                                        8,000             127
Roberts Pharmaceutical Corp.*                               5,700              88
Salick Health Care, Inc.*                                   3,600             143
Sepracor Inc.*                                              9,600             155
Sequus Pharmaceuticals Inc.*                               10,600             148
Sofamor/Danek Group Inc.*                                   8,000             220
Sola International Inc.*                                    7,300             264
Somatogen Inc.*                                             7,400              80
Summit Technology Inc.                                     10,000              56
Sunrise Medical Inc.*                                       6,000              89
Target Therapeutics Inc.                                    4,300             159
Tecnol Medical Products Inc.*                               6,100              77
Thermedics Inc.*                                           12,200             253
Thermo Cardiosystems Inc.                                   7,050             224
U.S. Bioscience Inc.*                                       8,500              98
Ventritex Inc.*                                             7,000             160
Vertex Pharmaceuticals Inc.*                                7,800             259
Vivus*                                                      5,600             186
West Company Inc.                                           5,300             142
                                                                           ------
                                                                           17,270
                                                                           ------
HOUSEHOLD PRODUCTS--0.3%
Bush Boake Allen Inc.*                                      5,600             144
Church & Dwight Inc.                                        6,100             131
Libbey Inc.                                                 4,300             103
Playtex Products Inc.*                                     18,800             160
                                                                           ------
                                                                              538
                                                                           ------

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
IMAGING & PHOTO--0.4%
Avid Technology, Inc.*                                      6,500            $ 89
BMC Industries, Inc.                                        8,200             243
Chyron Corp.*                                              30,700             157
Optical Imaging Systems Inc.*                              31,200              88
Photronic, Inc.*                                            4,150             112
Robotic Vision Systems Inc.*                                5,600              57
Ultratech Stepper Inc.                                      7,100             120
                                                                             ----
                                                                              866
                                                                             ----
INSURANCE--5.7%
20th Century Industries*                                   16,300             261
Acordia, Inc.                                               4,300             123
Alexander & Alexander Services                             13,700             209
Alfa Corp.                                                 13,700             152
Allied Group Inc.                                           3,600             151
American Annuity Group, Inc.                               15,350             209
American Bankers Insurance Group, Inc.                      6,500             311
American Heritage Life Investment Corp.                     5,200             115
American Travellers Corp.                                   6,100             209
Argonaut Group, Inc.                                        7,700             223
Arthur J. Gallagher & Co.                                   4,500             132
CMAC Investment Corp.                                       3,800             263
Capital Re Corp.                                            5,400             209
Capitol American Financial Corp.                            6,500             236
Capsure Holdings Corp.                                      4,200              38
Citizens Corp.                                             13,600             274
Commerce Group Inc.                                        11,800             283
Compdent Corp.*                                             3,500             120
Conseco, Inc.                                               5,308             284
Crawford & Co. Class A                                      6,100             121
Crawford & Co. Class B                                     11,700             231
Delphi Financial Group, Inc. Class A                        7,200             203
Enhance Financial Services Group Inc.                       7,100             237
Executive Risk Inc.                                         4,300             177
Financial Security Assured Holdings Ltd.                   10,100             283
Foremost Corp. of America                                   3,400             187
Fremont General Corp.                                       8,620             253
Frontier Insurance Group, Inc.                              4,675             186
General Re Corp.                                            2,049             302
HCC Insurance Holdings, Inc.                               11,250             287

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Harleysville Group Inc.                                     4,600          $  128
Home Beneficial Corp. Class B                               5,600             141
Horace Mann Educators Corp. (New)                           7,500             257
Integon Corp.                                               4,200              79
John Alden Financial Corp.                                  8,200             153
Kansas City Life Insurance Co.                              2,600             142
Liberty Corp.                                               6,300             217
Life Re Corp.                                               4,400             161
MAIC Holdings Inc.                                          2,572              84
MMI Companies, Inc.                                         3,500             101
Markel Corp.*                                               2,300             200
NAC Re Corp.                                                5,900             207
Orion Capital Corp.                                         4,400             239
Oxford Health Plans Inc.                                    4,400             200
Penncorp Financial Group Inc.                               8,900             308
Presidential Life Corp.                                    11,800             134
Reinsurance Group of America Inc.                           6,600             299
Reliance Group Holdings Inc.                               36,000             297
Selective Insurance Group, Inc.                             5,400             184
Sierra Health Services Inc.*                                5,800             166
State Auto Financial Corp.                                  6,750              92
Trenwick Group Inc.                                         2,300             114
United Dental Care Inc.*                                    2,300              70
United Fire & Casualty Co.                                  3,500             114
United Insurance Companies, Inc.*                          14,800             375
United Wisconsin Services, Inc.                             4,000             104
Vesta Insurance Group Inc.                                  6,750             173
W.R. Berkley Corp.                                          6,900             356
Washington National Corp.                                   4,900             140
Zenith National Insurance Corp.                             5,500             150
Zurich Reinsurance Centre Holdings, Inc.                    8,300             249
                                                                           ------
                                                                           11,903
                                                                           ------
MEDIA--2.1%
AMC Entertainment Inc.*                                     5,500              95
BET Holdings, Inc. Class A*                                 3,100              91
Banta Corp.                                                 9,900             209
Cablevision Systems Corp. Class A*                          4,700             146
Carmike Cinemas Inc.*                                       3,500              83
Central Newspapers Inc. Class A                             7,500             302
Century Communications Corp. Class A*                      23,837             161

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Clear Channel Communications                                  950           $  69
Evergreen Media                                             8,250             222
GC Companies Inc.*                                          2,380              81
Harte Hanks Communications (New)                           12,700             329
Heartland Wireless Communications, Inc.*                    6,400             138
Hollinger International Inc.                               28,100             351
Houghton Mifflin Co.                                        4,500             223
International Family Entertainment Inc. Class B            15,125             270
John Wiley & Son, Inc. Class A                              5,800             178
Jones Intercable Inc. Class A*                             10,000             110
McClatchy Newspapers Inc. Class A                           9,500             265
New World Communications Class A*                           9,200             227
Oak Industries Inc.*                                        5,600             142
Paxson Communications Corp.*                                8,000              71
Spelling Entertainment Group, Inc.*                        28,600             207
TCA Cable TV Inc.                                           8,000             213
TSX Corp.                                                   5,000              52
United International Holdings Inc. Class A*                 9,200             115
Westwood One Inc.*                                         10,100             157
                                                                            -----
                                                                            4,507
                                                                            -----
MISCELLANEOUS FINANCE--4.1%
1st Source Corp.                                            4,384             101
AMCORE Financial, Inc.                                      4,100              86
Aames Financial Corp.                                       7,650             341
Alex Brown Inc.                                             6,000             341
Americredit Corp.*                                          9,000             171
Astoria Financial Corp.                                     8,000             284
Bok Financial Corp. (New)                                   7,150             189
Cal-Federal Bancorp Inc.*                                  16,100             374
California Federal Bank*                                      960              11
Coast Savings Financial Inc.*                               5,600             184
Collective Bancorp Inc.                                     6,400             193
Commercial Federal Corp.                                    4,800             201
Downey Financial Corp.                                      5,515             143
Eaton Vance Corp. (Non Voting)                              3,500             153
First American Financial Corp.                              3,600             135
First Financial Corp.                                       9,600             262
Fund American Enterprises Holdings, Inc.                    2,709             243
Glendale Federal Bank (FSB) (New)*                         14,300             263
Great Financial Corp.                                       4,700             137

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Home Financial Corp.                                        8,500           $ 138
Inter-Regional Financial Group, Inc.                        3,650             118
Interpool Inc.                                              5,600             122
JSB Financial, Inc.                                         3,800             139
Jefferies Group, Inc.                                       3,900             139
John Nuveen Co. Class A                                    11,600             322
Legg Mason, Inc.                                            6,500             210
Money Store Inc.                                           17,675             460
Morgan Keegan, Inc.                                         5,500              80
Olympic Financial Ltd.*                                    12,600             200
Peoples Heritage Financial Group, Inc.                      9,900             228
Pioneer Group Inc.                                          8,000             190
Quick & Reilly Group, Inc.                                  8,280             218
RCSB Financial Inc.                                         4,800             140
Raymond James Financial Inc.                                6,800             166
Roosevelt Financial Group Inc.                             14,100             244
Sovereign Bancorp Inc.                                     17,812             210
St. Paul Bancorp Inc.                                       6,000             159
Standard Financial Inc.                                     5,800             104
Student Loan Corp.                                          6,000             204
Value Line, Inc.                                            3,300             125
WFS Financial Inc.                                          9,240             193
Washington Federal, Inc.                                   13,600             327
Westcorp Inc.                                               8,500             202
White River Corp.*                                          2,000             120
                                                                            -----
                                                                            8,570
                                                                            -----
MOTOR VEHICLE--1.4%
A.O. Smith Corp. Class B                                    6,600             173
Arctic Cat Inc.                                            10,150              96
Arvin Industries, Inc.                                      7,300             167
Borg Warner Automotive Inc.                                 7,400             284
Breed Technologies Inc.                                     9,800             225
Detroit Diesel Corp.*                                       8,900             165
Federal Mogul Corp.                                        12,300             275
Gentex Corp.                                               12,000             282
Hays Wheels International Inc.*                               540              18
Mascotech Inc.                                             18,500             291
Modine Manufacturing Co.                                   10,800             270
Navistar International Corp.*                              25,150             233

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Standard Products Co.                                       5,100           $ 124
Superior Industries International, Inc.                    10,200             249
Titan Wheel International Inc.                              7,125              91
                                                                            -----
                                                                            2,943
                                                                            -----
NON-FERROUS--1.0%
A.M. Castle & Co.                                           5,000              93
Brush Wellman Inc.                                          5,200              98
Coeur d'Alene Mines Corp.                                   7,600             111
Commercial Metals Co.                                       5,233             162
Hecla Mining Co.*                                          15,400              87
Kaiser Aluminum Corp.*                                     22,600             251
Minerals Technologies Inc.                                  7,500             294
Mueller Industries Inc.                                     5,600             225
Oregon Metallurgical Corp.                                  6,500             203
RMI Titanium Co.*                                           6,400             154
Reliance Steel & Aluminum Co.                               3,000             110
Stillwater Mining Co.*                                      7,400             125
Wolverine Tube Inc.*                                        4,800             191
                                                                            -----
                                                                            2,104
                                                                            -----
OIL-DOMESTIC--1.3%
Cross Timbers Oil Co.                                       6,400             151
Diamond Shamrock Inc.                                      11,500             338
KCS Energy, Inc.                                            4,000             173
Pogo Producing Co.                                          9,000             399
Quaker State Corp.                                         16,000             268
Smith International Inc.*                                  10,100             384
Snyder Oil Corp.                                           11,200             171
Tesoro Petroleum Corp.*                                     8,000             118
Tosco Corp.                                                 4,806             270
Total Petroleum (North America) Ltd.                       12,300             118
TransTexas Gas Corp.*                                      23,400             322
                                                                            -----
                                                                            2,712
                                                                            -----
PAPER--0.9%
Buckeye Cellulose Corp.*                                    6,800             178
Caraustar Industries Inc.                                   8,600             250
Chesapeake Corp.                                            7,700             218
Longview Fibre Co.                                         16,200             281
Mosinee Paper Corp.                                         3,500              99
P.H. Glatfelter Co.                                        15,700             298

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Rock Tennessee Co. Class A                                 10,890           $ 199
Shorewood Packaging Corp.*                                  6,100             116
Wausau Paper Mills Co.                                     12,220             234
                                                                            -----
                                                                            1,873
                                                                            -----
PRODUCER GOODS-MANUFACTURING--5.8%
AGCO Corp.                                                 12,300             312
Albany International Corp. Class A (New)                    9,000             203
American Financial Enterprises Inc.                         4,700             122
Applied Power Inc. Class A                                  4,600             166
AptarGroup, Inc.                                            5,500             177
BT Office Products International Inc.*                     10,200              84
BW/IP Holding, Inc. Class A                                 8,100             109
Baldor Electric Co.                                         8,540             172
Barnes Group Inc.                                           2,900             163
Bearings Inc. (New)                                         3,700              96
Blyth Industries Inc.                                       7,200             280
Boise Cascade Office Products Corp.                        15,200             289
Clarcor Inc.                                                5,000             109
Collins & Aikman Corp.*                                    20,700             124
Commercial Intertech Corp.                                  4,950              55
Credence Systems Corp.                                      6,750              92
Cuno Inc.*                                                  4,950              79
Donaldson Inc.                                              8,200             240
Duriron Inc.                                                8,000             215
Fedders USA Inc.                                           13,000              76
Figgie International Holdings Inc. Class A*                 7,000              74
Fisher Scientific International, Inc.                       6,700             301
General Binding Corp.                                       5,000             124
Giddings & Lewis Inc.                                      11,100             129
Goulds Pumps Inc.                                           7,400             171
Graco Inc.                                                  5,475             125
Greenfield Industries Inc.                                  5,200             136
Helix Technology Corp.                                      3,300              88
Herman Miller, Inc.                                         8,300             360
Hexcel Corp. (New)*                                        11,400             208
Hughes Supply Inc.                                          3,000             114
IDEX Corp.                                                  6,150             231
Insilco Corp.*                                              3,200             126
Ionics Inc.*                                                6,900             317
Juno Lighting Inc.                                          5,600              87

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Kaydon Corp.                                                5,100          $  208
Kennametal Inc.                                             8,900             303
Keystone International Inc.                                11,300             203
Lawson Products, Inc.                                       3,900              84
Lincoln Electric Co.                                        3,700             104
Lincoln Electric Co. Class A (Non Voting)                   8,200             229
Lydall Inc.                                                 5,800             128
Manitowoc Inc.                                              4,000             134
Measurex Corp.                                              4,600             118
Myers Industry Inc.                                         5,450              84
NN Ball & Roller, Inc.                                      4,400              59
Nu-Kote Holding Inc. Class A                                7,400              71
Precision Castparts Corp.                                   6,800             318
Quanex Corp.                                                4,000             114
Roper Industries                                            5,300             226
SPS Technologies, Inc.*                                     1,800             108
SPX Corp.                                                   4,000             114
Standex International Corp.                                 4,000             123
Stewart & Stevenson Services, Inc.                         10,400             220
Teleflex Inc.                                               6,150             296
Tencor Instruments                                         10,000             190
Texas Industries Inc.                                       3,600             204
Thermo Ecotek Corp.                                         6,300              95
TriMas Corp.                                               11,800             271
U.S. Filter Corp. (New)                                    12,450             430
UNR Industries, Inc.                                       16,600             111
Valhi, Inc. (New)                                          34,700             204
Valmont Industries, Inc.                                    4,500             154
Visx Inc. (Delaware)*                                       4,900             123
W.H. Brady Co. Class A                                      6,900             161
WMS Industries Inc.*                                        9,500             233
Watts Industries Inc. Class A                               9,000             188
Westpoint Stevens Inc. Class A                             10,100             269
Wyman Gordon Co.*                                          12,400             271
X-Rite, Inc.                                                6,600             123
                                                                           ------
                                                                           12,025
                                                                           ------

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
RAILROAD--0.3%
Florida East Coast Industry Inc.                            2,900           $ 253
Overseas Shipholding Group                                 11,200             190
Westinghouse Air Brake Co. (New)                           12,400             135
                                                                            -----
                                                                              578
                                                                            -----
REAL PROPERTY--0.7%
Avatar Holdings, Inc.*                                      3,400             104
Castle & Cooke, Inc.*                                       7,000             108
Catellus Development Corp.*                                28,300             279
Doubletree Corp.*                                           7,100             288
Forest City Enterprises, Inc. Class A                       3,100             153
Insignia Financial Group Class A (New)                      8,400             182
Lennar Corp.                                               11,400             254
Price Enterprises Inc.                                      7,800             131
                                                                            -----
                                                                            1,499
                                                                            -----
RETAIL--5.5%
AnnTaylor Stores Corp.*                                     7,000             127
Arbor Drugs, Inc.                                           7,900             180
Authentic Fitness Corp.                                     7,500              83
Best Buy Co., Inc.*                                        12,100             198
Bruno's Inc. (New)*                                           402               6
Burlington Coat Factory Warehouse*                         13,000             159
CDW Computer Centers Inc.                                   6,950             436
CUC International Inc.                                     16,919             415
Carson Pirie Scott & Co.*                                   5,200             129
Casey's General Stores Inc.                                 8,300             149
Charming Shoppes Inc.                                      34,900             160
Claire's Stores Inc.                                       17,400             296
CompUSA Inc.                                               16,000             740
Consolidated Stores Corp.*                                  6,100             236
Dollar Tree Stores Inc.                                     8,350             317
Duty Free International Inc.                                8,800             141
Eagle Hardware & Garden, Inc.*                             10,300             293
Family Dollar Stores, Inc.                                 19,800             337
Fingerhut Companies, Inc.                                  14,900             222
Fred Meyer Inc.*                                           11,000             386
Gymboree Corp.*                                             8,700             273
Hearx Ltd*                                                 21,000              47
Hollywood Entertainment Corp.                              11,700             242
Just for Feet Inc.                                          8,025             209

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Lands' End, Inc.*                                          10,000          $  215
Longs Drug Stores Corp.                                     6,300             283
MacFrugals Bargains-Close-Out*                              8,000             195
Michaels Stores Inc.*                                       8,800              88
Petco Animal Supplies Inc.                                  6,300             147
Pier 1 Imports Inc.                                        15,745             220
Proffitt's, Inc.*                                           8,000             322
Quality Food Centers, Inc.                                  4,600             169
Regis Corp.                                                 6,750             164
Ross Stores Inc.                                            9,000             373
Ruddick Corp.                                              14,900             194
Service Merchandise Co. Inc.*                              33,562             197
Shopko Stores Inc.                                         12,800             206
Smart & Final Inc.                                          6,300             148
Smith's Food & Drug Centers, Inc. Class B                   5,866             153
Sotheby's Holdings, Inc. Class A                           20,600             350
Stanhome Inc.                                               5,700             151
Stein Mart Inc.*                                            7,200             129
Sunglass Hut International Inc.                             7,100              62
Tiffany & Co. (New)                                        12,200             451
Unifirst Corp.                                              6,600             133
United Stationers Inc.                                      7,980             177
Urban Outfitters Inc.                                       6,200              96
Value City Department Stores Inc.*                         10,000             128
Vitalink Pharmacy Services, Inc.*                           4,600             106
Waban Inc.*                                                10,600             277
Wet Seal Inc.*                                              3,900             122
Whole Foods Market, Inc.*                                   9,000             231
Zale Corp. (New)*                                          11,000             213
                                                                           ------
                                                                           11,481
                                                                           ------
STEEL--0.7%
Armco Inc.*                                                34,400             129
Birmingham Steel Corp.                                      8,300             133
Carpenter Technology Corp.                                  5,500             179
Chaparral Steel Co.                                         8,000             106
Cleveland Cliffs Inc.                                       3,700             152
Intermet Corp.                                              9,200             108
J & L Specialty Steel Inc.                                 15,000             176
Lukens Inc.                                                 4,150              57
National Steel Corp. Class B*                              13,300             115

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Oregon Steel Mills Inc.                                     9,500           $ 151
Rouge Steel Co. Class A                                     3,500              71
                                                                            -----
                                                                            1,377
                                                                            -----
TELEPHONE--3.3%
ACC Corp.                                                   4,650             195
Aliant Communications Inc.                                 11,400             182
American Mobile Satellite Corp.*                            9,100              96
Andrew Corp.                                                1,912              93
Antec Corp.*                                               11,600             124
Arch Communications Group, Inc.*                            6,700              77
Aspect Telecommunications Corp.                             7,600             450
Associated Group Inc. Class A*                              6,800             196
Boston Technology Inc. (New)*                               8,400             139
C-TEC Corp.*                                                8,700             210
CFW Communications Co.                                      4,500              99
Cellular Communications International*                      3,400             107
Centennial Cellular Corp. Class A*                          6,200              80
Cidco Inc.*                                                 4,700              90
Coherent Communications Systems Corp.                       5,000              98
Coherent Inc.*                                              4,000             157
Comnet Cellular Inc.*                                       4,700             130
Emmis Broadcasting Corp. Class A*                           2,800             101
General Datacom Industries Inc.*                            6,500              63
Geotek Communications Inc.*                                18,800             139
InterVoice, Inc.*                                           5,600              72
Interdigital Commerce Corp.*                               14,100              91
Intermedia Communications Inc.*                             6,100             194
Intermediate Telephone Inc.*                                4,700              72
International Cabletel Inc.                                10,333             244
Jacor Communications Inc.*                                 12,100             335
LCI International Inc.                                     16,200             516
Midcom Communications Inc.*                                 4,100              44
Mobile Telecommunications Technologies Corp.*              17,200             227
Mobilemedia Corp. Class A*                                 14,200              28
Octel Communications Corp.                                 15,400             245
P-Com Inc.                                                  7,700             169
Pairgain Technologies Inc.                                 10,400             715
PictureTel Corp. (New)                                      6,600             178
Plantronics, Inc. (New)*                                    2,300              87

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Renaissance Communications Corp.                            9,400           $ 333
Roseville Communications Co.                                4,800             112
U S Long Distance Corp.                                     4,700              40
Vanguard Cellular Systems, Inc. Class A*                   13,750             228
Winstar Communications Inc.*                                9,700             203
                                                                            -----
                                                                            6,959
                                                                            -----
TOBACCO--0.1%
Schweitzer Mauduit International Inc.                       5,100             157
                                                                            -----
TRANSPORTATION-MISCELLANEOUS--1.5%
APL Ltd.                                                    8,300             183
Air Express International Corp.                             7,600             229
Airbourne Freight Corp.                                     6,700             133
American Freightways Corp.*                                10,600             103
Arnold Industries Inc.                                      9,000             142
Expeditores International of Washington Inc.                3,900             164
Harper Group, Inc.                                          6,500             155
Heartland Express, Inc.                                    11,496             251
J.B. Hunt Transport Services Inc.                          12,350             183
Landstar Systems, Inc.*                                     4,900             116
NACCO Industries, Inc. Class A                              2,950             136
Pittston Co. (Burlington Group)                             6,600             123
Roadway Express Inc.                                        7,400             118
Rollins Truck Leasing Corp.                                13,900             158
Swift Transportation Inc.*                                  8,500             192
U.S. Freightways Corp.                                      7,800             171
Wabash National Corp.                                       6,100              98
Werner Enterprises Inc.                                    12,750             222
XTRA Corp.                                                  5,200             216
Yellow Corp.                                                8,600             112
                                                                            -----
                                                                            3,205
                                                                            -----
TRAVEL & RECREATION--1.5%
Acxiom Corp.                                                9,400             368
Anchor Gaming*                                              3,800             189
Aztar Corp.*                                               12,400             101
Bally Entertainment Corp.                                  14,800             446
Boyd Gaming Corp.*                                         19,900             147
Central Parking Corp.                                       5,500             190
K2 Inc.                                                     6,415             148

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Marcus Corp.                                                6,750           $ 150
National Auto Credit Inc.                                   9,550             103
Players International Inc.                                  8,900              61
Primadonna Resorts Inc.*                                    9,800             157
Prime Hospitality Corp.*                                   11,900             181
Rio Hotel & Casino Inc.*                                    6,100              88
Showboat, Inc.                                              5,300             101
Sodak Gaming, Inc.                                          7,200             130
Speedway Motorsports, Inc.                                 10,000             229
Sports Authority Inc.                                      12,150             295
Station Casinos Inc.*                                      11,500             128
Stratosphere Corp.*                                        18,900              27
                                                                            -----
                                                                            3,239
                                                                            -----
UTILITIES--4.3%
Aquila Gas Pipeline Corp.                                   8,800             128
Atmos Energy Corp.                                          5,200             124
Bay State Gas Co.                                           4,200             119
Black Hills Corp.                                           4,400             112
Central Hudson Gas & Electric Corp.                         5,300             159
Central Louisiana Electric Co. (New)                        7,200             195
Central Maine Power Co.                                     9,400             110
Cilcorp Inc.                                                4,000             146
Commonwealth Energy System (Shares of Beneficial
  Interest)                                                 7,200             173
Destec Energy, Inc.*                                       18,000             270
Eastern Enterprises                                         7,800             300
Eastern Utilities Association                               6,000              97
Empire District Electric Co.                                4,400              83
Global Industrial Technologies Inc.*                        6,800             127
IES Industries Inc.                                         9,500             292
Indiana Energy Inc.                                         6,700             164
Interstate Power Co.                                        3,000              91
K N Energy Inc.                                             8,668             324
Laclede Gas Co.                                             5,300             124
MDU Resources Group, Inc.                                  10,600             237
Madison Gas & Electric Co.                                  5,400             111
Minnesota Power & Light Co.                                10,000             283
New Jersey Resources Corp.                                  5,400             149
Northwest Natural Gas Co.                                   7,850             198
Oneok Inc.                                                  9,100             245

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Orange & Rockland Utilities, Inc.                           4,600         $   162
Otter Tail Power Co.                                        3,500             113
Philadelphia Suburban Corp.                                 4,950              84
Piedmont Natural Gas Inc.                                   9,400             230
Primark Corp.*                                              7,600             189
Public Service Co. of New Mexico                           13,500             253
Public Service Co. of North Carolina Inc.                   6,000             108
Rochester Gas & Electric Corp.                             12,300             229
Seagull Energy Corp.*                                      19,392             419
Sierra Pacific Resources                                    9,600             268
SIGCORP, Inc.                                               4,966             169
Southern Union Co. (New)                                    5,233             130
Southwest Gas Corp.                                         8,400             161
Southwestern Energy Co.                                     6,900             103
Tejas Gas Corp.                                             7,445             302
TNP Enterprises Inc.                                        5,500             142
Triarc Cos., Inc. Class A*                                  8,900             105
Tuscon Electric Power Co.*                                 10,720             212
UGI Corp. (New)                                            10,800             255
United Illuminating Co.                                     4,400             146
United Water Resources Inc.                                12,300             192
WPS Resources Corp.                                         8,100             241
Washington Energy Co.                                       7,100             137
Western Gas Resources Inc.                                  7,500             119
Wicor Inc.                                                  5,700             201
                                                                          -------
                                                                            9,031
                                                                          -------
TOTAL COMMON STOCK
  (Cost $172,001)                                                         208,321
                                                                          -------
WARRANTS--0.0%
Jacor Communications Inc.* (expire 09/18/01)                6,600              14
                                                                          -------
TOTAL WARRANTS
  (Cost $152)                                                                  14
                                                                          -------

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
CASH EQUIVALENTS--0.5%+
Seven Seas Money Market Fund
  5.04%, 11/07/96                                         932,151         $   932
                                                                          -------
TOTAL CASH EQUIVALENTS
  (Cost $932)                                                                 932
                                                                          -------
TOTAL INVESTMENTS--100.1%
  (Cost $173,085)                                                         209,267
                                                                          -------
OTHER ASSETS AND LIABILITIES--(0.1%)
  Other Assets                                                                225
  Liabilities                                                                (367)
                                                                          -------
                                                                             (142)
                                                                          -------
NET ASSETS--100.0% (Note 8)
Applicable to 15,392,160 outstanding shares,
  $0.00001 par value (unlimited shares authorized)                       $209,125
                                                                          -------
                                                                          -------
NET ASSET VALUE PER SHARE                                                  $13.59
                                                                            -----
                                                                            -----

---------------
* Non-Income Producing Security
+ Interest rate represents the yield on October 31, 1996.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended October 31, 1996

Investment income:
  Dividends                                                  $ 1,903
  Interest                                                        89
                                                             -------
    Total investment income                                    1,992
                                                             -------
Expenses:
  Investment advisory and administration fee                     867
  Transfer agency and shareholder service fees                   434
  Custodian fees                                                 100
  Registration fees                                               68
  Professional fees                                               61
  Shareholder reports                                             68
  Trustees' fees                                                  16
  Amortization of deferred organization costs                     15
  Insurance and other expenses                                     5
                                                             -------
                                                               1,634
Less expenses reduced (Note 4)                                  (610)
                                                             -------
    Total expenses incurred by Fund                            1,024
                                                             -------
Net investment income                                            968
                                                             -------
Net realized loss on investments sold                           (647)
Increase in net unrealized gain on investments                22,556
                                                             -------
Net gain on investments                                       21,909
                                                             -------
Increase in net assets resulting from operations             $22,877
                                                             =======

See accompanying Notes to Financial Statements.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                       Year ended
                                                  October 31,
                                                    1996        1995
                                                  --------    --------
Operations:
  Net investment income                           $    968    $    596
  Net realized gain (loss) on investments sold        (647)        291
  Increase in net unrealized
    gain on investments                             22,556      13,029
                                                  --------    --------
  Increase in net assets resulting
    from operations                                 22,877      13,916
                                                  --------    --------
Dividends to shareholders from
  net investment income                               (673)       (408)
                                                  --------    --------
Capital share transactions:
  Proceeds from shares sold                        106,790      64,687
  Net asset value of shares issued in
    reinvestment of dividends                          604         364
  Early withdrawal fees                                 61          41
  Less payments for shares redeemed                (42,608)    (24,654)
                                                  --------    --------
  Increase in net assets from
    capital share transactions                      64,847      40,438
                                                  --------    --------
Total increase in net assets                        87,051      53,946
Net assets:
  Beginning of period                              122,074      68,128
                                                  --------    --------
  End of period (including undistributed net
    investment income of $779 and $484,
    respectively)                                 $209,125    $122,074
                                                  ========    ========
Number of Fund shares:
  Sold                                               8,182       5,910
  Reinvested                                            49          38
  Redeemed                                          (3,271)     (2,296)
                                                  --------    --------
  Net increase in shares outstanding                 4,960       3,652
Shares outstanding:
  Beginning of period                               10,432       6,780
                                                  --------    --------
  End of period                                     15,392      10,432
                                                  ========    ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996
1. DESCRIPTION OF THE FUND

The Schwab Small-Cap Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(@), Schwab Asset Director(@) - High Growth Fund, Schwab Asset
Director - Balanced Growth Fund, Schwab Asset Director - Conservative Growth Fund, Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios - International, Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and investments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1996, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $36,182,000, of which $49,087,000 related to appreciated securities and $12,905,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory

------------------------------------------------------------------------------

services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.50% of the first $300 million of average daily net assets and 0.45% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $867,000 during the year ended October 31, 1996, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of the average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. For the year ended October 31, 1996, the Fund incurred transfer agency and shareholder service fees of $434,000, before Schwab reduced its fees (see Note
4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $16,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended October 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $347,000 and $263,000, respectively.

5. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996

borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $116,019 and $50,425, respectively, for the year ended October 31, 1996.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a 0.50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1996, total early withdrawal fees retained by the Fund amounted to $61,000.

8. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets consisted of (in thousands):

Paid in capital                                        $173,048
Accumulated undistributed net investment income             779
Accumulated net realized loss on investments sold          (884)
Net unrealized gain on investments                       36,182
                                                       ------------
  Total                                                $209,125
                                                       ============

At October 31, 1996, the Fund's Statement of Net Assets included: $13,000 payable for investments purchased, $223,000 payable for Fund shares redeemed, $21,000 payable for investment advisory and administration fee and $66,000 receivable for Fund shares sold.

------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                          PERIOD ENDED
                                               YEAR ENDED OCTOBER 31,     OCTOBER 31,
                                                 1996          1995         1994 ++
                                              -----------   -----------   ------------
Net asset value at beginning of period         $   11.70     $   10.05      $  10.00
Income from investment operations
  Net investment income                             0.07          0.10          0.06
  Net realized and unrealized gain on
    investments                                     1.88          1.61            --
                                                --------      --------       -------
  Total from investment operations                  1.95          1.71          0.06
Less distributions
  Dividends from net investment income             (0.06)        (0.06)        (0.01)
  Distributions from realized gain on
    investments                                       --            --            --
                                                --------      --------       -------
  Total distributions                              (0.06)        (0.06)        (0.01)
                                                --------      --------       -------
Net asset value at end of period               $   13.59     $   11.70      $  10.05
                                                ========      ========       =======
Total return (not annualized)                      16.73%        17.11%         0.63%
Ratios/Supplemental data
  Net assets, end of period (000s)             $ 209,125     $ 122,074      $ 68,128
  Ratio of expenses to average net assets +         0.59%         0.68%         0.67%*
  Ratio of net investment income to
    average net assets +                            0.56%         0.68%         0.68%*
  Portfolio turnover rate                             23%           24%           16%
  Average commission rate                          $0.03
---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of fees and expenses reduced by the Investment Manager and Schwab. Had these fees and expenses not been reduced, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets           0.94%         1.02%         1.19%*
  Ratio of net investment income to
    average net assets                              0.21%         0.34%         0.16%*

++ For the period December 3, 1993 (commencement of operations) to October 31,
   1994.
* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders of
the Schwab Small-Cap Index Fund(R)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Small-Cap Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, the results of its operations, the changes in its net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

                    1996 SPECIAL TAX INFORMATION (UNAUDITED)

   NOTICE TO CORPORATE SHAREHOLDERS
   100% of the Fund's distributions for the fiscal year ended October 31, 1996 qualify for the corporate dividends received deduction.

                             SchwabFunds Family(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                         SCHWAB ASSET ALLOCATIONS FUNDS

                   Schwab Asset Director(R)--High Growth Fund
                  Schwab Asset Director--Balanced Growth Fund
                Schwab Asset Director--Conservative Growth Fund
                Schwab OneSource Portfolios-- Growth Allocation
               Schwab OneSource Portfolios-- Balanced Allocation


                               SCHWAB STOCK FUNDS

                              Schwab 1000 Fund(R)
                              Schwab S&P 500 Fund
                           Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios--International

                               SCHWAB BOND FUNDS

                    Schwab Government Bond Funds--Long-Term
                             and Short/Intermediate
          Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate
                Schwab California Tax-free Bond Funds--Long-Term
                             and Short/Intermediate

                           SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investment(TM).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.


* Investments in money market funds are neither insured nor guaranteed by the U.S. government and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                ----------------
                                                                   BULK RATE
                                                                  U.S. POSTAGE
SchwabFunds                                                           PAID
-----------                                                      CHARLES SCHWAB
 FAMILY(R)                                                      ----------------
-----------

101 Montgomery Street
San Francisco, California 94104




INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
(C)1996 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF 4446R(12/96) CRS 12012 Printed on recycled paper.